Financial Instruments - Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 2,465	$ 2,829	$ 3,049	$ 3,489
Trade receivables	2,443	2,144
Unbilled revenues	369	303
Trade payables	(377)	(239)
Lease liabilities	(612)	(520)
Other liabilities	(1,460)	(1,553)
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	443	483
Trade receivables	2,354	2,069
Unbilled revenues	420	327
Other assets	156	136
Trade payables	(337)	(168)
Lease liabilities	(473)
Other liabilities	(874)	(714)
Net assets / (liabilities)	1,689	2,133
Foreign Currency Risk | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	162	237
Trade receivables	1,528	1,438
Unbilled revenues	305	230
Other assets	100	66
Trade payables	(101)	(102)
Lease liabilities	(222)
Other liabilities	(534)	(509)
Net assets / (liabilities)	1,238	1,360
Foreign Currency Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	67	38
Trade receivables	308	267
Unbilled revenues	60	48
Other assets	13	15
Trade payables	(20)	(19)
Lease liabilities	(131)
Other liabilities	(105)	(66)
Net assets / (liabilities)	192	283
Foreign Currency Risk | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	21	16
Trade receivables	141	148
Unbilled revenues	15	16
Other assets	9	5
Trade payables	(14)	(20)
Lease liabilities	(47)
Other liabilities	(21)	(28)
Net assets / (liabilities)	104	137
Foreign Currency Risk | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	28	31
Trade receivables	86	76
Unbilled revenues	18	16
Other assets	5	5
Trade payables	(10)	(12)
Lease liabilities	(8)
Other liabilities	(35)	(25)
Net assets / (liabilities)	84	91
Foreign Currency Risk | Other Currencies
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	165	161
Trade receivables	291	140
Unbilled revenues	22	17
Other assets	29	45
Trade payables	(192)	(15)
Lease liabilities	(65)
Other liabilities	(179)	(86)
Net assets / (liabilities)	$ 71	$ 262